Other Intangible assets - Schedule of Impairment Loss and Reversal of Impairment Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	$ 2.2	$ 0.8